Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2020
T17-QTLY-0620
1.9880050.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.1%
	Shares	Value
COMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	67,489	$ 2,056,390
CenturyLink, Inc.	60,319	640,588
Verizon Communications, Inc.	39,718	2,281,799
		4,978,777
Entertainment – 0.7%
Activision Blizzard, Inc.	18,159	1,157,273
Cinemark Holdings, Inc.	24,874	355,201
The Walt Disney Co.	17,078	1,846,985
		3,359,459
Media – 1.5%
Cable One, Inc.	486	929,650
Comcast Corp. Class A	46,605	1,753,746
News Corp. Class A	58,559	580,320
Nexstar Media Group, Inc. Class A	6,519	456,591
Omnicom Group, Inc.	11,406	650,484
Sirius XM Holdings, Inc. (a)	117,371	693,662
TEGNA, Inc.	45,222	484,780
The Interpublic Group of Cos., Inc.	35,585	604,233
The New York Times Co. Class A	23,684	770,204
ViacomCBS, Inc. Class B	26,137	451,125
		7,374,795
TOTAL COMMUNICATION SERVICES		15,713,031
CONSUMER DISCRETIONARY – 3.0%
Automobiles – 0.4%
Ford Motor Co.	151,980	773,578
General Motors Co.	38,283	853,328
Renault S.A.	27,223	539,873
		2,166,779
Hotels, Restaurants & Leisure – 0.8%
McDonald's Corp.	9,917	1,860,032
Starbucks Corp.	19,848	1,522,937
Wynn Resorts Ltd.	8,558	731,966
		4,114,935
Multiline Retail – 0.2%
Kohl's Corp.	23,765	438,702
Macy's, Inc. (a)	62,044	363,578
		802,280
Specialty Retail – 1.2%
L Brands, Inc.	44,150	524,944
Lowe's Cos., Inc.	13,693	1,434,342
The Home Depot, Inc.	11,687	2,569,153
The TJX Cos., Inc.	24,928	1,222,718
		5,751,157
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	18,739	1,633,666
Tapestry, Inc.	38,711	576,020
		2,209,686
TOTAL CONSUMER DISCRETIONARY		15,044,837

	Shares	Value
CONSUMER STAPLES – 15.9%
Beverages – 2.6%
PepsiCo, Inc.	99,163	$ 13,118,274
Food & Staples Retailing – 2.1%
Wm Morrison Supermarkets PLC	4,403,900	10,165,397
Household Products – 3.1%
The Procter & Gamble Co.	131,491	15,498,844
Tobacco – 8.1%
Altria Group, Inc.	259,552	10,187,416
British American Tobacco PLC	229,682	8,924,502
Japan Tobacco, Inc.	496,100	9,345,803
Philip Morris International, Inc.	153,630	11,460,798
		39,918,519
TOTAL CONSUMER STAPLES		78,701,034
ENERGY – 9.0%
Oil, Gas & Consumable Fuels – 9.0%
Chevron Corp.	141,214	12,991,688
Exxon Mobil Corp.	266,411	12,380,119
Occidental Petroleum Corp.	288,516	4,789,366
Targa Resources Corp. (a)	301,899	3,912,611
The Williams Cos., Inc.	550,780	10,668,608
TOTAL ENERGY		44,742,392
FINANCIALS – 16.7%
Banks – 8.2%
Bank of America Corp.	384,846	9,255,546
Citigroup, Inc.	141,777	6,884,691
JPMorgan Chase & Co.	118,988	11,394,291
The PNC Financial Services Group, Inc.	59,056	6,299,504
Wells Fargo & Co.	237,116	6,888,220
		40,722,252
Capital Markets – 3.6%
Invesco Ltd. (a)	427,965	3,689,058
The Blackstone Group, Inc. Class A	134,543	7,028,527
The Goldman Sachs Group, Inc.	38,033	6,976,013
		17,693,598
Insurance – 2.2%
Old Republic International Corp.	335,489	5,351,049
Prudential Financial, Inc.	88,905	5,545,005
		10,896,054
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
MFA Financial, Inc.	996,690	1,744,207
Starwood Property Trust, Inc.	301,484	3,901,203
		5,645,410
Thrifts & Mortgage Finance – 1.5%
New York Community Bancorp, Inc. (a)	687,118	7,462,101
TOTAL FINANCIALS		82,419,415

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Common Stocks – continued
	Shares	Value
HEALTH CARE – 9.0%
Biotechnology – 3.2%
AbbVie, Inc.	57,257	$ 4,706,525
Amgen, Inc.	21,817	5,219,063
Gilead Sciences, Inc.	68,299	5,737,116
		15,662,704
Health Care Providers & Services – 1.3%
UnitedHealth Group, Inc.	22,070	6,454,813
Pharmaceuticals – 4.5%
GlaxoSmithKline PLC	161,184	3,376,972
Johnson & Johnson	50,757	7,615,580
Merck & Co., Inc.	68,644	5,446,215
Pfizer, Inc.	152,389	5,845,642
		22,284,409
TOTAL HEALTH CARE		44,401,926
INDUSTRIALS – 2.7%
Aerospace & Defense – 0.4%
General Dynamics Corp.	4,210	549,910
Lockheed Martin Corp.	2,638	1,026,340
Raytheon Technologies Corp.	8,053	521,915
		2,098,165
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	8,997	851,656
Airlines – 0.1%
Delta Air Lines, Inc.	12,250	317,398
Building Products – 0.1%
Carrier Global Corp. (b)	8,053	142,619
Johnson Controls International PLC	17,660	514,082
		656,701
Electrical Equipment – 0.2%
Eaton Corp. PLC	7,522	628,087
Emerson Electric Co.	10,430	594,823
		1,222,910
Industrial Conglomerates – 0.6%
3M Co.	6,553	995,532
Honeywell International, Inc.	7,088	1,005,787
Jardine Matheson Holdings Ltd.	9,057	398,146
Jardine Strategic Holdings Ltd.	16,771	361,415
		2,760,880
Machinery – 0.7%
Alstom S.A.	10,076	412,314
Caterpillar, Inc.	7,011	815,940
Cummins, Inc.	4,043	661,030
Illinois Tool Works, Inc.	4,516	733,850
Otis Worldwide Corp. (b)	4,027	205,015
PACCAR, Inc.	8,738	604,932
		3,433,081
Road & Rail – 0.3%
Norfolk Southern Corp.	3,962	677,898

	Shares	Value

Union Pacific Corp.	6,839	$ 1,092,804
		1,770,702
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	11,998	331,025
TOTAL INDUSTRIALS		13,442,518
INFORMATION TECHNOLOGY – 19.9%
Communications Equipment – 1.1%
Cisco Systems, Inc.	128,985	5,466,384
Electronic Equipment, Instruments & Components – 0.6%
Corning, Inc.	126,475	2,783,715
IT Services – 2.3%
International Business Machines Corp.	33,737	4,236,017
Visa, Inc. Class A	40,965	7,321,265
		11,557,282
Semiconductors & Semiconductor Equipment – 4.0%
Broadcom, Inc.	16,043	4,357,600
Intel Corp.	111,667	6,697,787
QUALCOMM, Inc.	52,475	4,128,208
Texas Instruments, Inc.	38,215	4,435,615
		19,619,210
Software – 6.0%
Micro Focus International PLC	324,559	1,971,996
Microsoft Corp.	129,020	23,121,674
Oracle Corp.	91,077	4,824,349
		29,918,019
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	70,856	20,817,493
Canon, Inc.	124,900	2,668,294
HP, Inc.	171,299	2,656,848
Seagate Technology PLC	62,957	3,144,702
		29,287,337
TOTAL INFORMATION TECHNOLOGY		98,631,947
MATERIALS – 9.9%
Chemicals – 5.2%
Dow, Inc. (b)	158,395	5,811,513
DuPont de Nemours, Inc.	146,516	6,889,182
Linde PLC	43,610	8,023,804
LyondellBasell Industries N.V. Class A	89,840	5,206,228
		25,930,727
Containers & Packaging – 2.3%
International Paper Co.	169,559	5,807,395
Westrock Co.	175,783	5,658,455
		11,465,850
Metals & Mining – 2.4%
Alumina Ltd.	4,957,404	5,631,138
Nucor Corp.	149,884	6,173,722
		11,804,860
TOTAL MATERIALS		49,201,437
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 9.8%
Equity Real Estate Investment Trusts (REITs) – 9.1%
American Tower Corp.	27,313	$ 6,500,494
Crown Castle International Corp.	37,400	5,962,682
Gaming and Leisure Properties, Inc.	95,843	2,706,606
Iron Mountain, Inc.	142,227	3,439,049
Kimco Realty Corp.	229,573	2,504,642
Park Hotels & Resorts, Inc.	191,777	1,823,799
Prologis, Inc.	61,796	5,514,057
Public Storage	22,636	4,197,846
Service Properties Trust	196,066	1,358,737
Simon Property Group, Inc.	37,184	2,482,776
Ventas, Inc.	81,961	2,651,438
Weingarten Realty Investors	146,856	2,671,311
Welltower, Inc.	60,026	3,075,132
		44,888,569
Real Estate Management & Development – 0.7%
Hongkong Land Holdings Ltd.	801,561	3,374,572
TOTAL REAL ESTATE		48,263,141
TOTAL COMMON STOCKS (Cost $584,332,282)		490,561,678
Money Market Funds – 1.4%

Fidelity Cash Central Fund, 0.16% (c)	1,614,219	1,614,703

	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	5,161,838	$ 5,162,354
TOTAL MONEY MARKET FUNDS (Cost $6,777,263)		6,777,057
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $591,109,545)		497,338,735
NET OTHER ASSETS (LIABILITIES) (e) – (0.5%)		(2,630,482)
NET ASSETS – 100.0%		$ 494,708,253

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $336,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	28	June 2020	$4,063,360	$455,722	$455,722
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,276
Fidelity Securities Lending Cash Central Fund	5,942
Total	$14,218
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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